Basis of Presentation and Significant Accounting Policies - Components of Accumulated Other Comprehensive Income (Loss) included in Stockholders' Equity (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement Of Income And Comprehensive Income [Abstract]
Foreign currency translation adjustments	$ (15,212)	$ (2,562)
Net gain on investments	241	238
Net loss on derivative financial instruments	(82,837)	(45,386)
Accumulated other comprehensive loss	$ (97,808)	$ (47,710)	$ 6,053